SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

26.	SUBSEQUENT EVENT

On March 8, 2023, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Mimosa, and Radisys Corporation (“Buyer”), pursuant to which the Company will sell all of the issued and outstanding shares of common stock of Mimosa to Buyer for an aggregate purchase price of approximately $60,000,000 in cash (subject to customary adjustments) on the terms and subject to the conditions set forth in the Purchase Agreement (the “Transaction”). The Purchase Agreement contains customary representations, warranties and covenants by the parties subject to specified exceptions and qualifications. Each party’s obligations to consummate the Transaction pursuant to the Purchase Agreement are subject to customary closing conditions as set out in the Purchase Agreement, including, among others, approval of the Transaction by the Committee on Foreign Investment in the United States, approval of the Transaction by the Competition Authority of the Republic of Turkey, and approval of the Transaction by the senior lenders.